Trade Notes and Accounts Receivable, Net (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade Notes and Accounts Receivable, Net
Non-interest bearing notes received from customers as deposits and advances mainly in connection with annual ("upfront basis") and from time to time ("scatter basis") prepayments	$ 17,309,800	$ 18,716,562
Trade accounts receivable	11,074,352	10,056,382
Allowance for doubtful accounts	(3,657,079)	(3,866,492)	$ (3,679,505)
Total trade and other current receivables	$ 24,727,073	$ 24,906,452